United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 3/31/12
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          April 26, 2012
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      35
Form 13F Information Table Value Total:      $391,991
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER  INSTR. V SOLE  SHARED  NONE
1/100 BERKSHIRE HTWY CL  COM       084990175    2,073,000        1,700.00 X                              1,500        0      200
ACURA PHARMACEUTICALS    COM       00509L703      110,000       31,550.00 X                             31,550        0        0
ALLIED HEALTHCARE PRODS  COM       019222108       35,000       10,000.00 X                                  0        0   10,000
BAIDU INC.               COM       056752108    9,079,000       62,281.00 X                             25,306        0   36,975
CH ROBINSON WORLDWIDE    COM       12541W209   12,749,000      194,657.00 X                             78,721        0  115,936
CVS CAREMARK             COM       126650100   26,944,000      601,429.00 X                            242,855        0  358,574
CAPITAL ONE FINANCIAL    COM       14040H105   24,645,000      442,138.00 X                            179,161        0  262,977
COGNIZANT TECH SOL CL A  COM       192446102    5,257,000       68,313.00 X                             27,436        0   40,877
CTRIP COM INTL LTD. ADR  COM       22943F100    8,908,000      411,627.00 X                            155,655        0  255,972
DANAHER CORP.            COM       235851102   30,348,000      541,925.00 X                            212,694        0  329,231
EBAY INC.                COM       278642103   22,806,000      618,034.00 X                            257,560        0  360,474
EXPRESS SCRIPTS INC.     COM       30219G108   68,325,000    1,261,061.00 X                            504,145        0  756,916
FX ENERGY INC.           COM       302695101       55,000       10,000.00 X                             10,000        0        0
GABRIEL TECHNOLOGIES     COM       362447104        1,000       10,000.00 X                             10,000        0        0
GOOGLE INC.              COM       38259P508   14,130,000       22,034.00 X                              9,160        0   12,874
IDEXX LABORATORIES       COM       45168D104   20,821,000      238,089.00 X                             98,759        0  139,330
INTERCONTINENTAL EXCHANG COM       45865V100   18,980,000      138,110.00 X                             56,522        0   81,588
INTERNATIONAL BUSINESS   COM       459200101      761,000        3,646.00 X                                  0        0    3,646
JOHNSON & JOHNSON        COM       478160104      364,000        5,506.00 X                              2,301        0    3,205
LABORATORY CORP OF AMER  COM       50540R409   11,215,000      122,513.00 X                             50,400        0   72,113
MICROSOFT CORP           COM       594918104      214,000        6,610.00 X                              4,448        0    2,162
MONSANTO CO.             COM       61166W101   13,351,000      167,381.00 X                             67,998        0   99,383
NEW ORIENTAL EDUCATION   COM       647581107   26,573,000      967,672.00 X                            385,873        0  581,799
PATRIOT MOTORCYCLES CORP COM       70337D108        1,000       10,000.00 X                                  0        0   10,000
PHILIP MORRIS INTERN     COM       718172109      628,000        7,080.00 X                                 22        0    7,058
PRAXAIR INC.             COM       74005P104   23,251,000      202,811.00 X                             83,113        0  119,698
PROVIDENT ENERGY TR      COM       74386K104      338,000       28,092.00 X                             28,092        0        0
QUALCOMM INC.            COM       747525103   14,349,000      210,817.00 X                             86,655        0  124,162
RICHARDS PACKAGING INCOM COM       763102100      184,000       20,500.00 X                                  0        0   20,500
SANTARUS INC             COM       802817304      117,000       20,000.00 X                             20,000        0        0
SENESCO TECH INC.        COM       817208408        6,000       20,000.00 X                             20,000        0        0
SIRIUS XM RADIO INC.     COM       82967N108       47,000       20,000.00 X                             20,000        0        0
U.S. BANCORP DEL NEW     COM       902973304      581,000       18,338.00 X                             18,338        0        0
UNION PACIFIC CORP.      COM       907818108      325,000        3,015.00 X                                500        0    2,515
VISA INC.                COM       92826C839   34,400,000      291,864.00 X                            117,212        0  174,652
TOTAL COMMON STOCK                            391,991,000
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